Intangible Assets (Schedule Of Estimated Aggregate Amortization Expense for Intangible Assets) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 26,174
2019	25,108
2020	21,422
2021	19,787
2022	$ 17,631